Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 31. Commitments and contingencies

Lease commitments

The future payments due under leases are shown in Note 18.

Warranties and indemnifications

The Group’s product and service sales agreements are evaluated under ASC 606 and ASC 460 to determine whether a warranty is an assurance-type warranty (accounted for under ASC 460) or a service-type warranty that represents a separate performance obligation under ASC 606. All of the warranties described below are assurance-type: none provide the customer with a service beyond assurance that the related product or service will perform in accordance with its agreed-upon specifications, and none give rise to a separate performance obligation.

Certain of the Group’s sales agreements also include provisions indemnifying customers against liabilities arising from an infringement of a third party’s intellectual property rights, or from a breach of confidentiality or service-level requirements. It is not possible to determine the maximum potential amount payable under these indemnification agreements, given the Group’s lack of history of indemnification claims and the unique facts and circumstances of each agreement. To date, the Group has not incurred any costs, and has not recognized any liability, related to these indemnification obligations.

The Group also provides assurance-type warranties on its ASIC products, with the warranty period and remedy varying by the stage of the product life cycle at which the circuit is delivered. During the development phase (prototypes and pre-series chips), the warranty period is three to six months from the date of delivery. Once a circuit has reached volume production (delivered as a processed, unpackaged semiconductor chip or as a processed wafer), the warranty period is 24 months from the date of delivery, and available remedies include replacement of the product, a credit note, or a rebate on the purchase price.

In both cases, the customer may request that the Group initiate a diagnostic process to assess a potential defect. If the process determines the circuit conforms to specifications — excluding third-party IP or sub-blocks, and except where the customer has modified the product — or if the customer cancels the process before completion, the customer bears the cost of that process. The cost of any redesign outside the scope of the warranty, or of support requested after the warranty period has expired, is chargeable to the customer at cost or at agreed rates. The warranty excludes damage not attributable to the Group, such as damage resulting from improper storage or use by the customer.

In accordance with ASC 460, the Group has classified all of the warranties described above as assurance-type warranties, because each covers only the relevant product’s or service’s compliance with its agreed-upon specifications. No liability has been recognized for potential warranty claims under any of these warranties, as the Group cannot reasonably estimate the likelihood or amount of future payments. It is not possible to determine the maximum potential amount under these indemnification agreements due to our lack of history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. To date, we have not incurred any costs as a result of such indemnifications and have not accrued any liabilities related to such obligations in our consolidated financial statements.